GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 176,223	$ 156,739	$ 145,571
Long-Lived Assets	3,865	3,835	3,867
Americas, principally the U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	86,636	81,051	74,161
Long-Lived Assets	219	96	95
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	59,193	49,229	39,134
Long-Lived Assets	109	106	68
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	25,887	24,238	26,215
Long-Lived Assets	70	64	79
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	4,507	2,221	6,061
Long-Lived Assets	$ 3,467	$ 3,569	$ 3,625